ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2013	2014
Accrued outsourced development	$—	$838
Accrued professional fees	740	603
Accrued royalties	128	308
Accrued advertising expenses	421	613
Accrued incentive to distributors	137	71
Accrued director compensation and liability insurance	424	155
Other	767	877

	$2,617	$3,465